Other payables and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Governmental authorities	$ 21,470	$ 17,206
Accrued expenses	10,631	8,684
Contingent consideration in relation to business combinations	822	0
Accrued retention bonuses related to business combinations	7,471	1,572
Fair value of future hedging transactions	0	29
Other	948	1,839
Total other payables and accrued expenses	$ 41,342	$ 29,330